Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements in deferred tax assets and liabilities
As at January 1	$ (3,819)	$ (4,989)	$ (3,473)
Utilization of previously recognized withholding tax on undistributed earnings	1,373	3,179	1,526
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,983)	(1,980)	(3,532)
Deferred tax on amortization of intangible assets	19	18	32
Deferred tax on provision for assets	(36)	236	147
Exchange differences	190	(283)	311
As at December 31	$ (4,256)	$ (3,819)	$ (4,989)